Exhibit 99.06

AMC Data Compare Summary (Total)

Data Compare Summary (Total)

Run Date - 6/8/2026 5:59:17 PM

Field Label	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
Street	0	250	0.00%	250
City	0	250	0.00%	250
State	0	250	0.00%	250
Zip	2	250	0.80%	250
Borrower First Name	0	250	0.00%	250
Borrower Last Name	1	250	0.40%	250
Original Interest Rate	0	250	0.00%	250
Representative FICO	11	248	4.44%	250
Property Type	0	250	0.00%	250
Purpose	0	250	0.00%	250
# of Units	0	250	0.00%	250
Original LTV	0	250	0.00%	250
Appraisal Effective Date	3	250	1.20%	250
LTV Valuation Value	0	250	0.00%	250
Borrower Birth Date	0	250	0.00%	250
Hazard Insurance Monthly Premium	0	248	0.00%	250
Borrower Gender	0	249	0.00%	250
Coborrower First Name	0	103	0.00%	250
Coborrower Last Name	0	103	0.00%	250
Coborrower Birth Date	0	103	0.00%	250
Coborrower Gender	0	103	0.00%	250
Monthly HOA Dues	1	88	1.14%	250
Total	18	4,745	0.38%	250